Schedule of Estimate the Fair Value of the Corporate Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Discount rate	11.17%	11.87%